Share-Based Payments (Details) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 30, 2022
Share-Based Payment [Abstract]
Share scheme reserve balance	$ 1,363,995		$ 1,512,490
Reversal amount	$ 148,495	$ 2,214,795
Share-based compensation expense		$ 1,655,529